DISCONTINUED OPERATIONS, SIGNIFICANT DISPOSALS AND OTHER BUSINESS EXITS - Schedule of Income before Taxes from Disposals (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results of Discontinued Operations
Total revenues, net of interest expense									$ 0	$ 0	$ 0
Income (loss) from discontinued operations									7	(20)	(31)
Benefit for income taxes									0	0	(27)
Income (loss) from discontinued operations, net of taxes	$ 0	$ (1)	$ 10	$ (2)	$ 6	$ (7)	$ (1)	$ (18)	$ 7	$ (20)	$ (4)